USE OF ESTIMATES - Accounts Receivable Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 22.0	$ 21.7	$ 23.3
Allowances provided	15.6	14.7	12.0
Write-offs, net of recoveries, credits issued and other	(14.0)	(14.4)	(13.6)
Balance at end of year	$ 23.6	$ 22.0	$ 21.7